UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5888



                            SMALLCAP World Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-Fourth Floor
                         San Francisco, California 94105
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]


SMALLCAP WORLD FUND(R)
INVESTMENT PORTFOLIO

June 30, 2005
                                                                                                                           unaudited

                                                                                                                        Market value
Common stocks -- 92.12%                                                                              Shares                   (000)


CONSUMER DISCRETIONARY -- 20.43%
Michaels Stores, Inc.                                                                              5,300,000                $219,261
Aristocrat Leisure Ltd.(1)                                                                        10,790,000                  94,440
SBS Broadcasting SA(2,3)                                                                           1,860,000                  87,662
Orient-Express Hotels Ltd., Class A                                                                2,326,000                  73,664
Schibsted ASA                                                                                      2,525,000                  69,483
Lions Gate Entertainment Corp., USD denominated(2,3)                                               3,800,000                  38,988
Lions Gate Entertainment Corp.(2,3)                                                                2,728,500                  27,994
Tupperware Corp.                                                                                   2,500,000                  58,425
Vail Resorts, Inc.(2,3)                                                                            2,050,000                  57,605
Big Lots, Inc.(2)                                                                                  4,271,400                  56,553
Laureate Education, Inc.(2)                                                                        1,070,000                  51,210
CarMax, Inc.(2)                                                                                    1,800,000                  47,970
Triarc Companies, Inc., Class B                                                                    1,900,000                  28,234
Triarc Companies, Inc., Class A                                                                      950,000                  15,295
Paddy Power PLC(3)                                                                                 2,521,700                  43,007
Cheil Industries Inc.(1)                                                                           2,495,000                  39,888
Ekornes ASA(1,3)                                                                                   2,020,598                  39,022
GSI Commerce, Inc.(2,3)                                                                            2,294,491                  38,433
Blyth, Inc.                                                                                        1,370,000                  38,428
GOME Electrical Appliances Holding Ltd.(1)                                                        43,894,000                  37,528
Valassis Communications, Inc.(2)                                                                   1,000,000                  37,050
Korea Kumho Petrochemical Co., Ltd.(1,3)                                                           1,810,940                  35,320
Cheng Shin Rubber (Xiamen) Ind., Ltd.(1)                                                          29,564,992                  32,909
Arbitron Inc.                                                                                        751,060                  32,220
Zale Corp.(2)                                                                                      1,000,000                  31,690
Sonic Corp.(2)                                                                                     1,035,000                  31,599
Ameristar Casinos, Inc.                                                                            1,200,000                  31,308
Bloomsbury Publishing PLC(1,3)                                                                     4,655,000                  31,077
Fisher & Paykel Appliances Holdings Ltd.(1)                                                       13,080,000                  30,326
Nokian Renkaat Oyj(1)                                                                              1,670,000                  30,301
Restaurant Group PLC(1,3)                                                                         12,629,000                  30,103
Williams-Sonoma, Inc.(2)                                                                             750,000                  29,677
Furniture Brands International, Inc.                                                               1,350,000                  29,173
Central European Media Enterprises Ltd., Class A(2)                                                  600,000                  29,028
Photo-Me International PLC(1)                                                                     15,000,000                  28,684
Children's Place Retail Stores, Inc.(2)                                                              600,000                  28,002
Pinnacle Entertainment, Inc. (2)                                                                   1,400,000                  27,384
Fourlis(1,3)                                                                                       3,310,000                  27,374
Nitori Co., Ltd.(1)                                                                                  378,400                  27,042
Cafe de Coral Holdings Ltd.(1)                                                                    23,750,000                  26,904
Linens `n Things, Inc.(2)                                                                          1,125,000                  26,617
NutriSystem, Inc.(2,3)                                                                             1,706,800                  25,192
CKE Restaurants, Inc.                                                                              1,800,000                  25,056
Kuoni Reisen Holding AG, Class B(2)                                                                   61,500                  24,950
Reader's Digest Assn., Inc., Class A                                                               1,500,000                  24,750
O'Charley's Inc.(2,3)                                                                              1,350,000                  23,841
P.F. Chang's China Bistro, Inc.(2)                                                                   400,000                  23,592
JUMBO SA(1,3)                                                                                      2,283,422                  23,318
SEEK Ltd.(1,2)                                                                                    12,697,300                  22,910
Phoenix Satellite Television Holdings Ltd.                                                       129,889,000                  22,565
Denny's Corp.(2)                                                                                   4,500,000                  22,500
Hyatt Regency SA(1)                                                                                2,034,330                  22,110
Halfords Group PLC(1)                                                                              4,200,000                  22,040
Lojas Renner SA(2,3)                                                                               1,380,000                  21,774
Impact 21 Co., Ltd.(1)                                                                               890,000                  21,757
ValueVision Media, Inc., Class A(2)                                                                1,800,000                  21,618
Gaming VC Holdings SA(1,2,3)                                                                       2,023,800                  20,391
Journal Communications, Inc., Class A                                                              1,203,500                  20,219
Astral Media Inc., Class A                                                                           750,000                  19,283
Clear Media Ltd.(1,2)                                                                             22,004,000                  18,971
La-Z-Boy Inc.                                                                                      1,300,000                  18,941
Reins International Inc.(1)                                                                            3,744                  18,638
Salem Communications Corp., Class A(2)                                                               935,600                  18,562
Nobia AB(1)                                                                                        1,255,000                  18,156
Alma Media Oyj, Series 2(1,2)                                                                      1,094,052                  17,789
KOMERI Co., Ltd.(1)                                                                                  648,100                  17,440
Education Management Corp.(2)                                                                        500,000                  16,865
Kumho Industrial Co., Ltd.(1)                                                                        900,000                  15,819
Modern Times Group MTG AB, Class B(1,2)                                                              500,000                  15,241
Rational AG(1,2)                                                                                     133,100                  14,212
JJB Sports PLC(1)                                                                                  4,390,500                  14,014
Spark Networks PLC(1,2,3,4)                                                                        1,103,000                   7,685
Spark Networks PLC (GDR) (1,2,3)                                                                     747,000                   5,783
Blue Nile, Inc.(2)                                                                                   400,000                  13,076
Palm Harbor Homes, Inc.(2)                                                                           663,906                  12,501
Columbia Sportswear Co.(2)                                                                           250,000                  12,348
GEOX SpA(1)                                                                                        1,483,000                  12,280
Sharper Image Corp.(2,3)                                                                             950,000                  12,094
Carpetright PLC(1)                                                                                   692,213                  11,989
Levitt Corp., Class A                                                                                377,100                  11,283
JB Hi-Fi Ltd.(1)                                                                                   4,050,000                  10,850
Nishimatsuya Chain Co., Ltd.(1)                                                                      400,000                  10,651
Repco Corp. Ltd.(1)                                                                                5,100,000                  10,422
Corus Entertainment Inc., Class B, nonvoting                                                         405,000                  10,330
Pantaloon Retail (India) Ltd.(1)                                                                     320,000                  10,103
Zee Telefilms Ltd.                                                                                 2,700,000                   9,660
Charles Vogele Holding AG(1)                                                                         152,000                   9,608
Bilia AB, Class A(1)                                                                                 570,000                   9,491
BEC World PCL(1)                                                                                  31,500,000                   8,773
Next Media Ltd.(1,2)                                                                              18,520,000                   8,567
Maruti Udyog Ltd.(1)                                                                                 750,000                   7,948
Applebee's International, Inc.                                                                       300,000                   7,947
Can Do Co., Ltd.(1,3)                                                                                  7,900                   7,868
Sanctuary Group PLC(1,3)                                                                          23,546,700                   7,866
Restoration Hardware, Inc.(2)                                                                        959,900                   7,852
Kourakuen Corp.(1)                                                                                   639,400                   7,664
Cedar Fair, L.P.                                                                                     230,000                   7,404
Gigas K's Denki Corp.(1)                                                                             352,200                   7,322
Submarino SA, ordinary nominative(2)                                                                 876,700                   6,580
Nien Hsing Textile Co., Ltd.(1)                                                                    7,861,000                   6,562
Haseko Corp.(1,2)                                                                                  2,830,000                   5,967
TECMO, Ltd.(1)                                                                                       585,000                   5,931
Rinnai Corp.(1)                                                                                      230,000                   5,620
Build-A-Bear Workshop, Inc.(2)                                                                       203,500                   4,772
MEDION AG(1)                                                                                         276,100                   4,647
Zhejiang Glass Co. Ltd., Class H(1)                                                               11,499,400                   2,649
Almanova Oyj(2)                                                                                      180,374                   1,500
Compass East Industry (Thailand) PCL(1)                                                            8,514,100                     838
                                                                                                                           2,713,823

INFORMATION TECHNOLOGY -- 14.45%
Kingboard Chemical Holdings Ltd.(1,3)                                                             42,846,000                 135,678
CNET Networks, Inc.(2,3)                                                                           9,300,000                 109,182
Integrated Circuit Systems, Inc.(2,3)                                                              4,745,000                  97,937
Semtech Corp.(2,3)                                                                                 5,465,000                  90,992
Venture Corp. Ltd.(1)                                                                              5,969,600                  56,181
Cymer, Inc.(2,3)                                                                                   2,060,000                  54,281
Vanguard International Semiconductor Corp.(1,2)                                                   55,005,026                  52,219
Sohu.com Inc.(2,3)                                                                                 2,350,000                  51,512
Mentor Graphics Corp.(2,3)                                                                         4,870,000                  49,918
NHN Corp.(1,2)                                                                                       484,652                  49,673
Power Integrations, Inc.(2,3)                                                                      2,300,000                  49,611
PMC-Sierra, Inc.(2)                                                                                5,000,000                  46,650
Varian Semiconductor Equipment Associates, Inc.(2)                                                 1,250,000                  46,250
Chartered Semiconductor Manufacturing Ltd(1,2)                                                    54,000,000                  42,120
Conexant Systems, Inc.(2,3)                                                                       24,000,000                  38,640
Manhattan Associates, Inc.(2,3)                                                                    1,950,000                  37,459
Brooks Automation, Inc.(2,3)                                                                       2,475,000                  36,754
O2Micro International Ltd.(2,3)                                                                    2,495,000                  35,055
Cypress Semiconductor Corp.(2)                                                                     2,700,000                  33,993
Integrated Device Technology, Inc.(2)                                                              3,000,000                  32,250
Fairchild Semiconductor International, Inc.(2)                                                     2,000,000                  29,500
National Instruments Corp.                                                                         1,385,174                  29,366
Vishay Intertechnology, Inc.(2)                                                                    2,250,000                  26,708
Littelfuse, Inc.(2)                                                                                  950,000                  26,458
Veeco Instruments, Inc.(2,3)                                                                       1,598,523                  26,024
Andrew Corp.(2)                                                                                    2,000,000                  25,520
Rogers Corp.(2)                                                                                      600,000                  24,330
Ask Jeeves, Inc.(2)                                                                                  785,000                  23,699
Leitch Technology Corp.(2,3)                                                                       2,522,000                  23,327
Sanken Electric Co., Ltd.(1)                                                                       1,625,000                  21,014
Vaisala Oyj, Class A                                                                                 848,095                  20,861
Intersil Corp., Class A                                                                            1,107,105                  20,780
Orbotech Ltd.(2)                                                                                     887,000                  19,062
iVillage Inc.(2)                                                                                   3,109,700                  18,596
ASM Pacific Technology Ltd.(1)                                                                     3,840,000                  17,946
Moser Baer India Ltd.(1)                                                                           3,750,000                  17,846
MKS Instruments, Inc.(2)                                                                           1,050,000                  17,735
Intermix Media, Inc.(2,3)                                                                          2,077,800                  17,391
Ichia Technologies, Inc.(1,3)                                                                     16,995,177                  17,102
NAVTEQ Corp.(2)                                                                                      459,500                  17,084
Interflex Co., Ltd.(1,3)                                                                             799,000                  15,766
Citizen Electronics Co., Ltd.(1)                                                                     300,000                  15,439
PDF Solutions, Inc.(2)                                                                             1,100,000                  14,432
Kakaku.com, Inc.(1)                                                                                    1,730                  13,977
Echelon Corp.(2)                                                                                   2,000,000                  13,760
CSG Systems International, Inc.(2)                                                                   700,000                  13,286
E.piphany, Inc.(2)                                                                                 3,750,000                  13,050
Kiryung Electronics Co., Ltd.(1,3)                                                                 1,780,000                  12,854
Atheros Communications, Inc.(2)                                                                    1,500,000                  12,090
S1 Corp.(2)                                                                                        2,500,000                  11,775
ACTIVISION, Inc.(2)                                                                                  710,118                  11,731
YOU EAL Electronics Co., Ltd.(1)                                                                     564,600                  11,648
Billing Services Group PLC(2)                                                                      7,380,000                  11,304
Faraday Technology Corp.(1)                                                                        5,656,852                  10,750
Hana Microelectronics PCL(1)                                                                      20,675,000                  10,344
Lawson Software, Inc.(2)                                                                           2,000,000                  10,300
BOWE SYSTEC AG(1)                                                                                    203,200                  10,063
MatrixOne, Inc.(2)                                                                                 2,000,000                  10,000
Silicon Graphics, Inc.(2,3)                                                                       14,000,000                   9,940
Aspen Technology, Inc.(2)                                                                          1,900,000                   9,880
Knot, Inc.(2,3,4)                                                                                  1,200,000                   7,980
Knot, Inc.(2,3)                                                                                      140,800                     936
KEC Corp.(1,3)                                                                                     5,235,400                   8,553
Agile Software Corp.(2)                                                                            1,350,000                   8,505
Fair Isaac Corp.                                                                                     229,900                   8,391
SkillSoft PLC (ADR)(2)                                                                             2,329,300                   8,036
GSI Lumonics Inc.(2)                                                                                 777,200                   7,321
Micronas Semiconductor Holding AG(1,2)                                                               182,260                   6,847
Rotork PLC(1)                                                                                        797,581                   6,739
Optimax Technology Corp.(1)                                                                        2,679,675                   6,154
Renishaw PLC(1)                                                                                      384,108                   5,032
Jahwa Electronics Co., Ltd.(1)                                                                       620,000                   4,824
Taiflex Scientific Co., Ltd.(1)                                                                    3,304,200                   4,777
Anoto Group AB(1,2)                                                                                1,773,864                   2,942
Pinnacle Systems, Inc.(2)                                                                            384,353                   2,114
Infoteria Corp.(1,2,3,4)                                                                               2,672                     723
ClearSpeed Technology Ltd.(1,2,4)                                                                  2,300,000                     229
MMC AS(1,2,4)                                                                                      4,150,000                      63
Orbiscom Ltd.(1,2,4)                                                                               3,905,874                      59
diCarta(1,)(2,4)                                                                                     103,135                      --
                                                                                                                           1,919,318

INDUSTRIALS -- 14.02%
United Stationers Inc.(2,3)                                                                        2,102,200                 103,218
Downer EDI Ltd.(1,3)                                                                              18,701,412                  75,241
Hughes Supply, Inc.                                                                                2,500,000                  70,250
ALL - America Latina Logistica, units                                                              1,960,000                  58,081
Hyundai Development Co.(1)                                                                         2,471,310                  57,649
Container Corp. of India Ltd.                                                                      2,641,794                  57,521
Corrections Corporation of America(2)                                                              1,268,000                  49,769
Hyundai Mipo Dockyard Co., Ltd.(1)                                                                   867,350                  48,685
Daelim Industrial Co., Ltd.(1)                                                                       901,640                  47,951
Heijmans NV(1)                                                                                     1,007,015                  46,835
Sumitomo Heavy Industries, Ltd.(1)                                                                 9,240,000                  44,096
MSC Industrial Direct Co., Inc., Class A                                                           1,300,000                  43,875
Tetra Tech, Inc.(2,3)                                                                              3,162,500                  42,789
Zhejiang Expressway Co. Ltd., Class H(1)                                                          58,000,000                  39,192
SIRVA, Inc.(2,3)                                                                                   4,500,000                  38,295
Acuity Brands, Inc.                                                                                1,475,000                  37,893
Samsung Engineering Co., Ltd.(1,3)                                                                 2,587,640                  37,191
SembCorp Logistics Ltd.(1,3)                                                                      36,632,926                  37,109
LS Industrial Systems Co., Ltd.(1,3)                                                               1,950,000                  36,507
Lincoln Electric Holdings, Inc.                                                                    1,080,000                  35,802
Shipbuilding Co., Ltd.(1,3)                                                                        1,493,000                  35,017
Transurban Group(1,2)                                                                              5,830,303                  32,774
School Specialty, Inc.(2)                                                                            622,635                  28,953
LG Engineering & Construction Co., Ltd.(1)                                                           825,000                  26,932
AGCO Corp.(2)                                                                                      1,400,000                  26,768
Cummins India Ltd.(1)                                                                              8,775,000                  26,281
Federal Signal Corp.                                                                               1,676,100                  26,147
Koninklijke BAM Groep NV(1)                                                                          389,522                  25,616
Vedior NV(1)                                                                                       1,773,550                  24,807
Royal Boskalis Westminster NV(1)                                                                     638,620                  24,719
Michael Page International PLC(1)                                                                  6,416,190                  23,083
Kelly Services, Inc., Class A                                                                        800,000                  22,912
Geberit AG(1)                                                                                         35,500                  22,530
LG Cable Ltd.(1)                                                                                   1,032,160                  21,930
Wilh. Wilhelmsen ASA , Class A(1)                                                                    799,600                  19,960
Hudson Highland Group, Inc.(2,3)                                                                   1,244,000                  19,394
G&K Services, Inc., Class A                                                                          500,000                  18,865
Seco Tools AB, Class B(1)                                                                            445,000                  18,690
Royal Group Technologies Ltd.(2)                                                                   1,700,000                  18,536
Uponor Oyj(1)                                                                                        960,100                  18,495
ChoicePoint Inc.(2)                                                                                  450,000                  18,023
Trakya Cam Sanayii AS(1)                                                                           5,335,000                  17,911
Ballast Nedam NV(2,3)                                                                                628,753                  17,616
Hagemeyer NV(1,2)                                                                                  7,370,000                  17,349
ZENON Environmental Inc.(2)                                                                          815,700                  16,432
EnerSys(2)                                                                                         1,200,000                  16,356
GOL Linhas Aereas Inteligentes SA, preferred nominative (ADR)                                        540,500                  16,247
Waste Connections, Inc.(2)                                                                           400,000                  14,916
Hi-P International Ltd.(1)                                                                        16,886,000                  14,329
KCI Konecranes International Corp.(1)                                                                330,700                  13,939
Veidekke ASA(1)                                                                                      603,000                  13,685
Spirax-Sarco Engineering PLC(1)                                                                    1,000,000                  13,315
CoStar Group, Inc.(2)                                                                                300,000                  13,080
Hyundai Engineering & Construction Co., Ltd.(1,2)                                                    420,000                  11,265
Steelcase Inc.                                                                                       775,000                  10,734
Oslo B0rs Holding ASA                                                                                245,000                  10,487
OSG CORP.(1)                                                                                         775,000                   9,772
Permasteelisa SpA(1)                                                                                 615,000                   9,421
Kyeryong Construction Industrial Co., Ltd.                                                           408,250                   9,417
Noritz Corp.(1)                                                                                      560,000                   8,829
Northgate PLC(1)                                                                                     535,000                   8,632
Phoenix PDE Co., Ltd.(1,3)                                                                         1,500,000                   8,617
Goodpack Ltd.(1)                                                                                  10,448,000                   8,417
Anhui Expressway Co. Ltd., Class H(1)                                                             12,000,000                   8,123
Singapore Post Private Ltd.(1)                                                                    12,765,000                   7,491
Shenzhen Expressway Co., Ltd.(1)                                                                  19,422,000                   7,275
Curtiss-Wright Corp.                                                                                 134,300                   7,245
Krones AG(1)                                                                                          55,000                   6,625
Techem AG(1,2)                                                                                       145,600                   6,116
Imagistics International Inc.(2)                                                                     190,400                   5,331
Ultraframe PLC(1,3)                                                                                6,330,000                   5,236
Chudenko Corp.(1)                                                                                    328,000                   5,074
Korea Electric Terminal Co., Ltd.(1)                                                                 350,000                   4,731
Kaulin Manufacturing Co. Ltd.(1)                                                                   3,658,050                   3,674
LTG Technologies PLC(1,2,3)                                                                       17,785,714                   3,401
Moatech Co., Ltd.(1)                                                                                 266,000                   1,559
Taeyoung Corp.                                                                                        20,700                     692
ZOOTS(1,2,3,4)                                                                                        25,174                     234
                                                                                                                           1,861,954

FINANCIALS -- 9.42%
HDFC Bank Ltd.(1)                                                                                  9,339,340                 135,290
Pusan Bank(1,3)                                                                                   10,370,500                  91,419
Daegu Bank, Ltd.(1)                                                                                9,744,880                  83,197
UTI Bank Ltd.(1,3)                                                                                13,845,055                  78,205
UTI Bank Ltd. (GDR)(1,3)                                                                             802,645                   4,434
First Niagara Financial Group, Inc.                                                                3,130,000                  45,635
Housing Development Finance Corp. Ltd.                                                             2,212,480                  45,362
Cathay General Bancorp, Inc.                                                                       1,230,000                  41,463
IndyMac Bancorp, Inc.                                                                              1,000,000                  40,730
Fulton Financial Corp.                                                                             2,021,708                  36,391
Saxon Capital, Inc.                                                                                2,010,000                  34,311
Sterling Bancshares, Inc.                                                                          2,100,000                  32,676
Ascendas Real Estate Investment Trust(1)                                                          25,002,000                  32,501
Alabama National BanCorporation                                                                      488,654                  31,943
Sumitomo Real Estate Sales Co., Ltd.(1)                                                              700,000                  31,058
Aareal Bank AG(1,2)                                                                                  890,000                  28,693
Centennial Bank Holdings, Inc.(1,2,3,4)                                                            2,700,000                  28,350
Unibail Holding(1)                                                                                   222,000                  28,270
Siam City Bank PCL, nonvoting depositary receipt(1)                                               23,833,600                  14,218
Siam City Bank PCL(1)                                                                             21,601,400                  13,656
LG Insurance Co., Ltd.(1,3)                                                                        3,240,000                  24,518
International Securities Exchange, Inc.(2)                                                           970,280                  24,364
Kotak Mahindra Bank Ltd.(1)                                                                        2,649,385                  23,867
Umpqua Holdings Corp.                                                                                924,700                  21,767
CapitaMall Trust Management Ltd.(1)                                                               15,200,000                  21,297
Dongbu Insurance Co., Ltd.(1)                                                                      1,850,000                  19,042
Capital Lease Funding, Inc.(3)                                                                     1,630,000                  17,686
National Finance Public Company Ltd.(1)                                                           57,492,200                  17,648
Central Pattana PCL(1)                                                                            82,067,000                  17,161
Topdanmark A/S(1,2)                                                                                  235,700                  17,056
Banco de Oro Universal Bank(1)                                                                    28,000,000                  15,660
Federal Agricultural Mortgage Corp., Class C                                                         630,000                  13,892
United Mizrahi Bank Ltd.(1,2)                                                                      3,150,000                  12,768
Bursa Malaysia Bhd.(1,2)                                                                          12,250,000                  12,179
SVB Financial Group(2)                                                                               220,000                  10,538
South Financial Group, Inc.                                                                          370,000                  10,515
First Regional Bancorp(2,4)                                                                          139,200                   9,208
First Regional Bancorp(2)                                                                             15,800                   1,045
Hong Kong Exchanges and Clearing Ltd.(1)                                                           3,714,000                   9,501
Amegy Bancoporation, Inc.                                                                            370,000                   8,281
JCG Holdings Ltd.(1)                                                                               7,937,000                   8,172
Kiatnakin Finance PCL(1)                                                                          12,200,000                   8,080
Franklin Bank Corp.(2)                                                                               390,000                   7,316
GB&T Bancshares, Inc.                                                                                300,000                   7,128
AmericanWest Bancorporation(2)                                                                       350,000                   6,983
First Community Bancorp                                                                              145,000                   6,888
Singapore Exchange Ltd.(1)                                                                         4,760,000                   5,906
Allgreen Properties Ltd.(1)                                                                        8,520,000                   5,836
UMB Financial Corp.                                                                                   90,000                   5,133
Golden Land Property Development PLC(1,2)                                                         11,102,500                   2,081
Golden Land Property Development PLC, nonvoting depositary receipt(1,2)                            8,897,500                   1,668
                                                                                                                           1,250,986

ENERGY -- 9.10%
Quicksilver Resources Inc.(2,3)                                                                    2,866,100                 183,230
OPTI Canada Inc.(2,3)                                                                              4,373,000                  95,329
Helmerich & Payne, Inc.                                                                            2,000,000                  93,840
Spinnaker Exploration Co.(2,3)                                                                     1,885,450                  66,915
Cabot Oil & Gas Corp., Class A                                                                     1,677,000                  58,192
Hydril Co.(2)                                                                                      1,017,500                  55,301
CARBO Ceramics Inc.                                                                                  675,000                  53,298
First Calgary Petroleums Ltd., GBP denominated(1,2)                                                4,800,000                  31,165
First Calgary Petroleums Ltd.(2)                                                                   3,146,000                  20,638
Bill Barrett Corp.(2)                                                                              1,743,500                  51,573
Delta Petroleum Corp.(2,3)                                                                         3,317,500                  46,843
WorleyParsons Ltd.(1)                                                                              7,405,000                  43,968
Encore Acquisition Co.(2)                                                                            935,000                  38,335
Expro International Group PLC(3)                                                                   4,600,000                  36,835
San Juan Basin Royalty Trust                                                                         869,600                  36,480
China Oilfield Services Ltd., Class H(1)                                                          99,037,100                  36,238
TODCO, Class A(2)                                                                                  1,395,000                  35,810
Harvest Natural Resources, Inc. (2,3)                                                              2,446,400                  26,739
Noble Energy, Inc.                                                                                   346,505                  26,213
Southwestern Energy Co.(2)                                                                           452,800                  21,272
National Oilwell Varco Inc.(2)                                                                       418,150                  19,879
Newpark Resources, Inc.(2)                                                                         2,500,000                  18,750
Thai Oil PCL(1)                                                                                    9,466,300                  14,443
Yanzhou Coal Mining Co. Ltd., Class H(1)                                                          15,200,000                  11,932
Rowan Companies, Inc.(2)                                                                             385,600                  11,456
FMC Technologies, Inc.(2)                                                                            350,000                  11,189
Arch Coal, Inc.                                                                                      200,000                  10,894
John Wood Group PLC(1)                                                                             3,500,000                  10,724
Bankers Petroleum Ltd.(2)                                                                          9,400,000                   9,039
Regal Petroleum PLC(2)                                                                             4,670,000                   8,597
Enerflex Systems Ltd.                                                                                325,000                   6,674
PT Bumi Resources Tbk.(1,2)                                                                       78,000,000                   6,584
Caspian Energy Inc., GBP denominated(1,2)                                                          3,450,000                   4,910
Caspian Energy Inc.(2)                                                                               450,000                     660
Banpu PCL(1)                                                                                       1,480,400                   5,312
                                                                                                                           1,209,257

HEALTH CARE -- 8.00%
Advanced Medical Optics, Inc.(2)                                                                   2,415,000                  95,996
Medicis Pharmaceutical Corp., Class A                                                              2,450,000                  77,738
Alfresa Holdings Corp.(1)                                                                          1,707,000                  75,940
Valeant Pharmaceuticals International                                                              3,150,000                  55,534
IDEXX Laboratories, Inc.(2)                                                                          820,000                  51,111
Vicuron Pharmaceuticals Inc.(2)                                                                    1,700,000                  47,430
STERIS Corp.                                                                                       1,564,500                  40,317
Cochlear Ltd.(1)                                                                                   1,287,000                  38,301
ResMed Inc(2)                                                                                        451,000                  29,761
ResMed Inc, AUD denominated(1,2)                                                                     750,000                   4,850
Nobel Biocare Holding AG                                                                             156,000                  31,613
Fisher & Paykel Healthcare Corp. Ltd.(1)                                                          12,600,000                  28,497
LifePoint Hospitals, Inc.(2)                                                                         550,000                  27,786
Toho Pharmaceutical Co., Ltd.(1,3)                                                                 2,615,000                  27,314
Par Pharmaceutical Companies, Inc.(2)                                                                850,000                  27,038
MGI PHARMA, Inc.(2)                                                                                1,200,000                  26,112
Diagnosticos da America SA(2)                                                                      1,900,000                  25,765
Rhon-Klinikum AG                                                                                     226,800                  15,708
Rhon-Klinikum AG, nonvoting preferred                                                                125,800                   8,713
Wilson Greatbatch Technologies, Inc.(2)                                                              990,400                  23,671
Sonic Healthcare Ltd.(1)                                                                           2,431,512                  23,001
HealthExtras, Inc.(2)                                                                              1,080,000                  21,676
CONMED Corp.(2)                                                                                      700,000                  21,539
Alkermes, Inc.(2)                                                                                  1,200,000                  15,864
Coloplast A/S, Class B(1)                                                                            274,000                  15,770
Straumann Holding AG(1)                                                                               74,000                  15,327
Triad Hospitals, Inc.(2)                                                                             250,000                  13,660
Taro Pharmaceutical Industries Ltd.(2)                                                               450,000                  13,081
Haemonetics Corp.(2)                                                                                 300,000                  12,192
OSI Pharmaceuticals, Inc.(2)                                                                         287,000                  11,730
I-Flow Corp.(2)                                                                                      700,000                  11,648
American Healthways, Inc.(2)                                                                         255,000                  10,779
Golden Meditech Co. Ltd.                                                                          61,394,000                  10,587
NPS Pharmaceuticals, Inc.(2)                                                                         905,900                  10,282
Rigel Pharmaceuticals, Inc.(2)                                                                       500,000                   9,960
NitroMed, Inc.(2)                                                                                    500,000                   9,725
Dendrite International, Inc.(2)                                                                      700,000                   9,660
United Therapeutics Corp.(2)                                                                         200,000                   9,640
Discovery Laboratories, Inc.(2)                                                                    1,200,000                   8,748
TriPath Imaging, Inc.(2)                                                                             886,242                   7,586
Incyte Corp.(2)                                                                                    1,000,000                   7,150
Tecan Group Ltd., Mannedorf(1)                                                                       215,586                   6,859
Cytokinetics, Inc.(2)                                                                                853,500                   5,932
Penwest Pharmaceuticals Co.(2)                                                                       500,000                   5,910
Pharmion Corp.(2)                                                                                    250,000                   5,803
Animas Corp.(2)                                                                                      211,814                   4,268
Vision-Sciences, Inc.(2,3)                                                                         1,826,900                   3,983
NexMed, Inc.(2)                                                                                    1,100,000                   1,430
NexMed, Inc.(2,4)                                                                                    152,355                     198
                                                                                                                           1,063,183

MATERIALS -- 4.97%
Hanwha Chemical Corp.(1,3)                                                                         6,492,000                  77,199
Fuji Seal International, Inc.(1,3)                                                                 1,761,960                  55,741
Dongkuk Steel Mill Co., Ltd.(1)                                                                    3,355,000                  46,277
Associated Cement Companies Ltd.(1)                                                                4,920,000                  42,797
James Hardie Industries Ltd.(1)                                                                    7,423,446                  42,463
Cleveland-Cliffs Inc.                                                                                650,000                  37,544
INI Steel Co.(1)                                                                                   2,645,000                  35,892
Asian Paints (India) Ltd.(1)                                                                       3,312,500                  31,166
Hanil Cement Co., Ltd.(3)                                                                            491,700                  29,103
Owens-Illinois, Inc.(2)                                                                            1,150,000                  28,807
First Quantum Minerals Ltd.                                                                        1,177,700                  20,740
Kenmare Resources PLC(2,3)                                                                        34,319,000                  18,136
Sungshin Cement Co., Ltd.(1)                                                                         956,500                  18,032
Energem Resources Inc.(2,3)                                                                        6,802,500                  17,074
Ferro Corp.                                                                                          700,000                  13,902
Hindalco Industries Ltd.(1)                                                                          500,000                  13,694
Peter Hambro Mining PLC(1,2)                                                                       1,190,000                  13,624
Sino-Forest Corp., Class A(2,3)                                                                    6,022,800                  13,545
PT Indocement Tunggal Prakarsa(1,2)                                                               37,750,000                  13,245
Hung Hing Printing Group Ltd.(1)                                                                  17,199,000                  12,445
PT Semen Gresik(1)                                                                                 5,000,000                   9,794
Northern Orion Resources Inc.(2,4)                                                                 2,800,000                   6,891
Northern Orion Resources Inc.(2)                                                                   1,100,000                   2,707
Minara Resources Ltd.(1)                                                                           5,073,334                   7,962
Cementerie del Tirreno S.p.A.                                                                      1,600,000                   7,676
Singamas Container Holdings Ltd.(1)                                                               11,000,000                   7,501
Anhui Conch Cement Co. Ltd., Class H(1)                                                            7,900,000                   7,326
Titan Cement Co. SA(1)                                                                               200,000                   6,118
European Minerals Corp.(2)                                                                         6,880,000                   4,006
Eastern Platinum Ltd.(2)                                                                           4,087,500                   3,931
Grasim Industries Ltd.(1)                                                                            152,334                   3,667
Adastra Minerals Inc.(2,4)                                                                         2,625,000                   3,252
Oriel Resources PLC(2,4)                                                                           5,000,000                   3,045
Ivanhoe Mines Ltd.(2)                                                                                282,700                   2,193
Gabriel Resources Ltd.(2)                                                                            900,000                   1,159
Aricom PLC(2)                                                                                      2,593,134                     976
Cambrex Corp.                                                                                         42,600                     812
Thistle Mining Inc., GBP denominated(1,2)                                                          4,525,000                      75
Thistle Mining Inc.(1,2)                                                                           6,000,000                      17
                                                                                                                             660,534

CONSUMER STAPLES -- 4.16%
Nestle India Ltd.(1)                                                                               3,344,250                  54,537
Lindt & Sprungli AG, participation certificate(1)                                                     19,166                  28,377
Lindt & Sprungli AG(1)                                                                                 1,694                  25,721
Anadolu Efes Biracilik ve Malt Sanayii AS(1)                                                       2,130,000                  48,940
AMOREPACIFIC Corp.(1)                                                                                165,000                  43,386
BJ's Wholesale Club, Inc.(2)                                                                         948,000                  30,801
Fresh Del Monte Produce Inc.                                                                       1,100,000                  29,612
Efes Breweries International NV (GDR)(1,2,4)                                                         700,000                  23,459
Efes Breweries International NV (GDR)(1,2)                                                           180,000                   6,032
WD-40 Co.(3)                                                                                       1,011,900                  28,262
Performance Food Group Co.(2)                                                                        800,000                  24,168
Whole Foods Market, Inc.                                                                             200,000                  23,660
IAWS Group PLC(1)                                                                                  1,500,000                  20,783
DELTA HOLDING SA(3)                                                                                2,404,000                  20,340
Delta and Pine Land Co.                                                                              800,000                  20,048
Cawachi Ltd.(1)                                                                                      470,000                  19,717
Universal Corp.                                                                                      400,000                  17,512
CP Seven Eleven PCL(1)                                                                           117,921,000                  15,955
Coca-Cola West Japan Co. Ltd.(1)                                                                     684,000                  15,265
Allion Healthcare, Inc.(2,3)                                                                         771,915                  12,661
DyDo Drinco(1)                                                                                       350,000                  12,102
American Italian Pasta Co., Class A                                                                  550,000                  11,561
Ralcorp Holdings, Inc.(2)                                                                            225,000                   9,259
China Mengniu Dairy Co.(1)                                                                        10,666,000                   7,052
Winn-Dixie Stores, Inc.(2)                                                                         3,500,000                   3,815
                                                                                                                             553,025

UTILITIES -- 1.40%
Perusahaan Gas Negara (Persero) Tbk(1)                                                           150,410,000                  43,980
AES Tiete SA                                                                                   1,900,000,000                  34,030
Reliance Energy Ltd.                                                                               2,259,500                  32,881
Xinao Gas Holdings Ltd.(1)                                                                        43,066,000                  29,650
Tata Power Co. Ltd.(1,2)                                                                           2,108,047                  18,232
Northumbrian Water Group PLC(1)                                                                    3,425,000                  13,693
E1 Corp.(1)                                                                                          240,000                   8,792
Electricity Generating PCL, nonvoting depositary receipt(1)                                        2,285,000                   4,331
                                                                                                                             185,589

TELECOMMUNICATION SERVICES -- 1.31%
TIM Participacoes SA, preferred nominative (ADR)                                                   2,472,428                  39,064
TIM Participacoes SA, ordinary nominative                                                      2,346,372,611                   4,243
Nextel Partners, Inc., Class A(2)                                                                  1,400,000                  35,238
MobileOne Ltd(1)                                                                                  20,000,000                  25,692
LG Telecom Ltd.(1,2)                                                                               4,220,000                  17,786
PT Indosat Tbk (ADR)                                                                                 564,000                  16,108
GLOBE TELECOM, Inc.(1)                                                                               841,867                  12,038
Partner Communications Co. Ltd.(1,2)                                                               1,515,000                  10,855
Partner Communications Co. Ltd. (ADR)(2)                                                             125,000                     903
Eircom Group PLC(1)                                                                                4,170,000                   9,209
Unwired Group Ltd.(1,2,3)                                                                         12,400,000                   2,804
                                                                                                                             173,940

MISCELLANEOUS -- 4.86%
Other common stocks in initial period of acquisition                                                                         645,782


TOTAL COMMON STOCKS (COST: $9,743,204,000)                                                                                12,237,391




Rights & warrants -- 0.05%

MATERIALS -- 0.03%
Kenmare Resources PLC, warrants, expire 2009(2,3)                                                  5,775,000                   1,521
Kenmare Resources PLC, warrants, expire 2005(1,2,3,4)                                              1,250,000                     261
Northern Orion Resources Inc., warrants, expire 2008(2,)(4)                                        1,400,000                   1,381
Eastern Platinum Ltd., warrants, expire 2008(2)                                                    2,043,750                     766
European Minerals Corp., warrants, expire 2010(2)                                                  3,440,000                     631
Oriel Resources PLC, warrants, expire 2010(1,2,4)                                                  2,500,000                      31
Thistle Mining Inc., warrants, expire 2009(1,2,4)                                                  3,000,000                      --
                                                                                                                               4,591

INFORMATION TECHNOLOGY -- 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006(2,3)                                       3,988,200                   2,515


ENERGY -- 0.00%
OPTI Canada Inc., warrants, expire 2008(1,2,3,4)                                                     105,000                     290


HEALTH CARE -- 0.00%
Generex Biotechnology Corp., warrants, expire 2005(1,2,4)                                            164,467                      --


TOTAL RIGHTS & WARRANTS (COST: $568,000)                                                                                       7,396




Convertible securities -- 0.03%


ENERGY -- 0.03%
OPTI Canada Inc., Series C, 5.00% convertible preferred(1,2,3,4)                                     210,000                   3,891


HEALTH CARE -- 0.00%
Control Delivery Systems Inc., Series A, convertible preferred(1,2,4)                                 55,824                     300


TELECOMMUNICATION SERVICES -- 0.00%
Multiplex, Inc., Series C, convertible preferred(1,2,4)                                            1,358,696                      68


INFORMATION TECHNOLOGY -- 0.00%
Meet World Trade, Series C, convertible preferred(1,2,4)                                             389,416                      --
Socratic Technologies, Inc., Series A, convertible preferred(1,2,4)                                  375,000                      --


TOTAL CONVERTIBLE SECUITIES (COST: $26,785,000)                                                                                4,259



                                                                                               Principal amount
Bonds & notes -- 0.05%                                                                                (000)


CONSUMER STAPLES -- 0.05%
Winn-Dixie Stores, Inc. 8.875% 2008(5)                                                                $9,925                   6,426


TOTAL BONDS & NOTES (COST: $9,129,000)                                                                                         6,426




                                                                                                                           unaudited

                                                                                               Principal amount         Market value
Short-term securities -- 8.06%                                                                        (000)                   (000)


Danske Corp., Series A 3.13%-3.32% due 8/3-8/31/2005                                                 $90,400          $       89,996
ABN-AMRO North America Finance Inc. 3.06% due 7/11/2005                                               43,775                  43,734
Amsterdam Funding Corp. 3.14% due 7/27/2005(4)                                                        20,700                  20,651
Barton Capital Corp. 3.04%-3.06% due 7/12-7/15/2005(4)                                                62,300                  62,231
Allied Irish Banks N.A. Inc. 3.03%-3.31% due 7/6-8/22/2005(4)                                         56,300                  56,130
National Australia Funding (Delaware) Inc. 3.03%-3.09% due 7/1-7/12/2005(4)                           55,766                  55,737
Canadian Imperial Holdings Inc. 3.08%-3.18% due 7/19-8/9/2005                                         45,500                  45,387
IBM Capital Inc. 3.02% due 7/14/2005(4)                                                               44,500                  44,449
Federal Home Loan Bank 3.01%-3.21% due 7/15-8/19/2005                                                 43,700                  43,565
ANZ National (International) Ltd. 3.10%-3.29% due 7/20-8/10/2005(4)                                   42,700                  42,614
CBA (Delaware) Finance Inc. 3.07%-3.16% due 7/7-8/15/2005                                             41,300                  41,194
ING (US) Funding LLC 3.14% due 8/2/2005                                                               21,900                  21,838
Mont Blanc Capital Corp. 3.34% due 8/25/2005(4)                                                       18,800                  18,702
International Lease Finance Corp. 3.13% due 7/25/2005                                                 40,600                  40,512
Toyota Credit de Puerto Rico Corp. 3.04% due 7/18/2005                                                40,000                  39,939
Stadshypotek Delaware Inc. 3.07% due 7/8-7/13/2005(4)                                                 39,200                  39,167
KfW International Finance Inc. 3.03% due 7/14/2005(4)                                                 38,300                  38,256
Old Line Funding, LLC 3.12% due 7/22/2005(4)                                                          37,000                  36,929
Bank of Ireland 3.11% due 7/20/2005(4)                                                                34,000                  33,941
HBOS Treasury Services PLC 3.165% due 8/17/2005                                                       30,000                  29,877
Spintab AB (Swedmortgage) 3.18% due 8/19/2005                                                         30,000                  29,870
UBS Finance (Delaware) LLC 3.085% due 7/20/2005                                                       29,300                  29,252
Toronto-Dominion Bank 3.21% due 8/12/2005                                                             25,000                  25,000
Freddie Mac 3.07% due 8/1/2005                                                                        25,000                  24,937
Nestle Capital Corp. 3.10% due 8/2/2005(4)                                                            22,600                  22,536
Wal-Mart Stores Inc. 3.105% due 7/20/2005(4)                                                          20,000                  19,965
CAFCO, LLC 3.27% due 8/15/2005(4)                                                                     15,800                  15,734
BMW U.S. Capital Corp. 3.01% due 7/8/2005(4)                                                          15,600                  15,590
Shell Finance (U.K.) PLC 3.01%-3.04% due 7/11/2005                                                    14,400                  14,387
American Honda Finance Corp. 3.13% due 8/3/2005                                                       11,400                  11,368
Sheffield Receivables Corp. 3.23% due 7/21/2005(4)                                                    11,300                  11,279
IXIS Commercial Paper Corp. 3.06% due 7/13/2005(4)                                                     5,800                   5,794


TOTAL SHORT-TERM SECURITIES (COST: $1,070,526,000)                                                                         1,070,561

TOTAL INVESTMENT SECURITIES (COST: $10,850,212,000)                                                                       13,326,033
OTHER ASSETS LESS LIABILITIES                                                                                               (41,182)

NET ASSETS                                                                                                               $13,284,851




Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2005 appear below.


                                                                                                                       Market value
                                                                                                         Dividend    of affiliates
                                                                                                           income       at 6/30/05
Company                         Beginning shares      Purchases         Sales       Ending shares           (000)            (000)


Quicksilver Resources                  1,992,300        923,800        50,000           2,866,100      $       --        $183,230
Kingboard Chemical Holdings           39,882,000      2,964,000            --          42,846,000           1,099         135,678
Kingboard Chemical Holdings,
   warrants, expire 2006               3,988,200             --            --           3,988,200              --           2,515
CNET Networks                          8,000,000      1,300,000            --           9,300,000              --         109,182
United Stationers                             --      2,102,200            --           2,102,200              --         103,218
OPTI Canada                            3,834,000        539,000            --           4,373,000              --          95,329
OPTI Canada, Series C, 5.00%
   convertible preferred                      --        210,000            --             210,000              --           3,891
OPTI Canada, warrants,
   expire 2008                                --        105,000            --             105,000              --             290
Integrated Circuit Systems             4,110,000        635,000            --           4,745,000              --          97,937
Pusan Bank                             9,520,500        850,000            --          10,370,500           2,289          91,419
Semtech                                3,100,000      2,365,000            --           5,465,000              --          90,992
SBS Broadcasting                       1,855,000          5,000            --           1,860,000              --          87,662
UTI Bank                               9,930,000      3,915,055            --          13,845,055             818          78,205
UTI Bank (GDR)                                --        802,645            --             802,645              --           4,434
Hanwha Chemical                               --      6,492,000            --           6,492,000             706          77,199
Downer EDI                            18,231,412        470,000            --          18,701,412             817          75,241
Lions Gate Entertainment,
   USD denominated                     3,050,000        750,000            --           3,800,000              --          38,988
Lions Gate Entertainment               2,728,500             --            --           2,728,500              --          27,994
Spinnaker Exploration                  2,200,000             --      314,550           1,885,450              --           66,915
Vail Resorts                                  --      2,050,000            --           2,050,000              --          57,605
Fuji Seal International                       --      1,761,960            --           1,761,960             103          55,741
Cymer                                    460,000      1,600,000            --           2,060,000              --          54,281
Sohu.com                               2,350,000             --            --           2,350,000              --          51,512
Mentor Graphics                        4,530,000        340,000            --           4,870,000              --          49,918
Power Integrations                     2,000,000        300,000            --           2,300,000              --          49,611
Delta Petroleum                          545,000      2,772,500            --           3,317,500              --          46,843
Paddy Power                            1,617,700        904,000            --           2,521,700             267          43,007
Tetra Tech                             1,000,000      2,162,500            --           3,162,500              --          42,789
Ekornes                                1,775,598        245,000            --           2,020,598           1,979          39,022
Conexant Systems                      19,926,000      4,074,000            --          24,000,000              --          38,640
GSI Commerce                           2,294,491             --            --           2,294,491              --          38,433
SIRVA                                  2,700,000      1,800,000            --           4,500,000              --          38,295
Manhattan Associates                   1,300,000        650,000            --           1,950,000              --          37,459
Samsung Engineering                           --      2,587,640            --           2,587,640             489          37,191
SembCorp Logistics                    43,652,200             --     7,019,274         36,632,926          31,312           37,109
Expro International Group              4,250,000        350,000            --           4,600,000             905          36,835
Brooks Automation                             --      2,475,000            --           2,475,000              --          36,754
LS Industrial Systems                  1,950,000             --            --           1,950,000             782          36,507
Korea Kumho Petrochemical              1,292,160        518,780            --           1,810,940             604          35,320
O2Micro International                  2,495,000             --            --           2,495,000              --          35,055
Shipbuilding                                  --      1,493,000            --           1,493,000              --          35,017
Bloomsbury Publishing                  3,365,000      1,290,000            --           4,655,000             243          31,077
Restaurant Group                      12,629,000             --            --          12,629,000             782          30,103
Hanil Cement                             491,700             --            --             491,700             592          29,103
Centennial Bank Holdings                      --      2,700,000            --           2,700,000              --          28,350
WD-40                                  1,020,900             --         9,000           1,011,900             633          28,262
Fourlis                                2,960,700        349,300            --           3,310,000             400          27,374
Toho Pharmaceutical                           --      2,615,000            --           2,615,000             229          27,314
Harvest Natural Resources              1,910,900        535,500            --           2,446,400              --          26,739
Veeco Instruments                      1,700,000             --       101,477           1,598,523              --          26,024
NutriSystem                                   --      1,706,800            --           1,706,800              --          25,192
LG Insurance                           3,240,000             --            --           3,240,000             661          24,518
O'Charley's                            1,350,000             --            --           1,350,000              --          23,841
Leitch Technology                      2,240,000        282,000            --           2,522,000              --          23,327
JUMBO                                         --      2,283,422            --           2,283,422              --          23,318
Lojas Renner                                  --      1,380,000            --           1,380,000              --          21,774
Gaming VC Holdings                            --     2,023,800             --           2,023,800              --          20,391
DELTA HOLDING                                 --      2,404,000            --           2,404,000              --          20,340
Kenmare Resources                     30,700,000      6,119,000     2,500,000          34,319,000              --          18,136
Kenmare Resources, warrants,
   expire 2009                         5,250,000        525,000            --           5,775,000              --           1,521
Kenmare Resources, warrants,
   expire 2005                         1,250,000             --            --           1,250,000              --             261
Hudson Highland Group                    410,000        834,000            --           1,244,000              --          19,394
Capital Lease Funding                  1,630,000             --            --           1,630,000             831          17,686
Ballast Nedam                                 --        628,753            --             628,753              --          17,616
Intermix Media                                --      2,077,800            --           2,077,800              --          17,391
Ichia Technologies                    14,789,617      2,205,560            --          16,995,177             563          17,102
Energem Resources                      4,055,000      3,107,500       360,000           6,802,500              --          17,074
Energem Resources, warrants,
   expire 2005                         2,027,500             --     2,027,500                  --              --              --
Energem Resources, warrants,
   expire 2007                                --        360,000       360,000                  --              --              --
Interflex                                799,000             --            --             799,000              96          15,766
Sino-Forest                            6,022,800             --            --           6,022,800              --          13,545
Spark Networks                         1,103,000             --            --           1,103,000              --           7,685
Spark Networks (GDR)                     384,600        362,400            --             747,000              --           5,783
Kiryung Electronics                           --      1,780,000            --           1,780,000              --          12,854
Allion Healthcare                             --        771,915            --             771,915              --          12,661
Sharper Image                            950,000             --            --             950,000              --          12,094
Silicon Graphics                      14,000,000             --            --          14,000,000              --           9,940
Knot                                   1,200,000             --            --           1,200,000              --           7,980
Knot                                     140,800             --            --             140,800              --             936
Phoenix PDE                                   --      1,500,000            --           1,500,000              --           8,617
KEC                                      523,540      4,711,860            --           5,235,400             515           8,553
Can Do                                        --          7,900            --               7,900              79           7,868
Sanctuary Group                       21,490,000      2,056,700            --          23,546,700             186           7,866
Ultraframe                             1,575,000      4,755,000            --           6,330,000             239           5,236
Vision-Sciences                          984,500        842,400            --           1,826,900              --           3,983
LTG Technologies                      17,785,714             --            --          17,785,714              --           3,401
Unwired Group                         12,400,000      8,900,000     8,900,000          12,400,000              --           2,804
Infoteria                                  2,672             --            --               2,672              --             723
ZOOTS                                 12,586,913             --    12,561,739              25,174              --             234
Anoto Group(6)                         7,156,244             --     5,382,380           1,773,864              --              --
Ask Jeeves(6)                          3,700,000         85,000     3,000,000             785,000              --              --
Atheros Communications(6)              3,040,000             --     1,540,000           1,500,000              --              --
Baycorp Advantage(6)                  13,160,383             --    13,160,383                  --              --              --
BKN International(6)                     965,000             --       965,000                  --              --              --
California Pizza Kitchen(6)            1,230,000             --     1,230,000                  --              --              --
Charles Vogele Holding(6)                516,684             --       364,684             152,000             109              --
Chung Hwa Pulp(6)                     38,898,300             --    38,898,300                  --              --              --
Clear Media(6)                        32,579,000             --    10,575,000          22,004,000              --              --
Converium Holding(6)                   2,020,000      4,480,000     6,500,000                  --              --              --
Converium Holding, rights,
        expire 2005(6)                        --      2,020,000     2,020,000                  --              --              --
Creo, USD denominated(6)               3,134,000             --     3,134,000                  --              --              --
Creo(6)                                                 430,000            --             430,000              --              --
--
Daegu Bank(6)                          6,907,500      2,837,380            --           9,744,880           1,873              --
Daelim Industrial(6)                   2,448,660             --     1,547,020             901,640           4,812              --
Eyetech Pharmaceuticals(6)             2,624,000         75,000     2,699,000                  --              --              --
Gladstone Commercial(6)                  493,000             --       493,000                  --             200              --
Golden Meditech(6)                    61,394,000             --            --          61,394,000              --              --
Kourakuen(6)                                  --        827,600       188,200             639,400             174              --
Lumenis(6)                             2,270,000             --     2,270,000                  --              --              --
Magnum Hunter Resources(6)             4,600,000             --     4,600,000                  --              --              --
Micronic Laser Systems(6)              2,403,002             --     2,403,002                  --              --              --
School Specialty(6)                    1,210,000             --       587,365             622,635              --              --
Sterling Bancshares(6)                 2,700,000             --       600,000           2,100,000             459              --
Tecan Group(6)                           598,083         76,134       458,631             215,586             217              --
Valora Holding(6)                        222,000             --       222,000                  --              --              --
Wilson Greatbatch Technologies(6)      1,386,800        376,600       773,000             990,400              --              --
                                                                                                          $56,063      $3,015,020

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Valued under fair value procedures adopted by authority of the Board of Directors. At June 30, 2005, 232 of the securities listed in the investment portfolio, including those in "Miscellaneous," (with aggregate value of $4,894,410,000) were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2)  Security did not produce income during the last 12 months.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.

(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $637,303,000, which represented 4.80% of the net assets of the fund.

(5) Company not making scheduled interest payments; bankruptcy proceedings pending.

(6)  Unaffiliated issuer at June 30, 2005.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts



Federal income tax information                                                                                (dollars in thousands)

Gross unrealized appreciation on investment securities                                                                 $  3,142,590
Gross unrealized depreciation on investment securities                                                                    (784,271)
Net unrealized appreciation on investment securities                                                                      2,358,319
Cost of investment securities for federal income tax purposes                                                            10,967,274


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Gordon Crawford
--------------------------------------
Gordon Crawford, Vice Chairman and PEO

Date: August 26, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Gordon Crawford
--------------------------------------
Gordon Crawford, Vice Chairman and PEO

Date: August 26, 2005



By /s/ David A. Pritchett
-------------------------------------
David A. Pritchett, Treasurer and PFO

Date: August 26, 2005